Schedule of sensitivity analysis for foreign exchange risk on financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureRiskManagementLineItems [Line Items]
[custom:ExposureAssociatedWithInstrumentsSharingCharacteristic-0]	$ 1
Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(15,959)
Dollar Per Real [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	72,641
Dollar Per Real [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(539)
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(3,990)
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	18,160
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(135)
Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(7,981)
Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	36,320
Dollar Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	2
Dollar Per Real [member] | Probable Scenario [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(6)
Dollar Per Real [member] | Remote Scenario [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(270)
Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(16)
Euro Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(8)
Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(20)
Pound Sterling Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(11)
Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(1,225)
Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(306)
Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(612)
Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	13
Derivatives Assets [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(14)
Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(17,615)
Pound Sterling Per Dollar [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1,381
Pound Sterling Per Dollar [member] | Non Deliverable Forward [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(395)
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	345
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(197)
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	691
Pound Sterling Per Dollar [member] | Probable Scenario [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(1)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(99)	$ (4,404)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(8,808)
Currency risk [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]		$ 15
Derivatives Assets [member] | Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	4,487
Derivatives Assets [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1,122
Derivatives Assets [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	2,243
Derivatives Assets [member] | Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	2
Derivatives Assets [member] | Euro Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1
Derivatives Assets [member] | Euro Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1
Derivatives Assets [member] | Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	2
Derivatives Assets [member] | Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1,247
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	312
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	624
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(9)
Derivatives Assets [member] | Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	1,909
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	477
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	955
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(1)
Derivative liabilities [member] | Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(92,548)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(23,137)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(46,274)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	8
Derivative liabilities [member] | Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(18)
Derivative liabilities [member] | Euro Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(5)
Derivative liabilities [member] | Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(22)
Derivative liabilities [member] | Pound Sterling Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(6)
Derivative liabilities [member] | Pound Sterling Per Real [member] | A credit grades [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(5)
Derivative liabilities [member] | Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(2,472)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(618)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(1,236)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	27
Derivative liabilities [member] | Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(3,685)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(921)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(10)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	2
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | AAA credit grades One [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	(1,843)
Derivative Liabilities 1 [Member] | Pound Sterling Per Real [member] | A credit grades [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic-0]	$ (4)